Putnam Investments
One Post Office Square
Boston, MA 02109
November 30, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Tax Free Income Trust (Reg. Nos. 2-98790) (811-04345)
Putnam AMT-Free Insured Municipal Fund and Putnam Tax-Free High Yield Fund series
Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (the
“Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 25 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2007.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

Very truly yours,
Putnam Tax-Free Income Trust on behalf of –
Putnam AMT-Free Insured Municipal Fund
Putnam Tax-Free High Yield Fund

/s/ Charles E. Porter
By:

Charles E. Porter
Executive Vice President, Associate Treasurer,
Principle Executive Officer and Compliance
Liaison

cc: Ropes & Gray LLP